ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable and allowance for doubtful accounts
Accounts receivable				$ 22,435	¥ 146,389	¥ 188,103
Less: allowance for doubtful accounts	$ (12,296)	¥ (80,230)	¥ (82,495)	(12,296)	(80,230)	(82,495)
Accounts receivable				$ 10,139	¥ 66,159	¥ 105,608
Analysis of the allowance for doubtful accounts
Balance, beginning of year	12,643	82,495	82,366
Additions for the current year	54	350	3,066
Recovery	(401)	(2,615)	(2,937)
Balance, end of year	$ 12,296	¥ 80,230	¥ 82,495